Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000007613 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Stock Index Portfolio
Accumulated Value	$ 10,000		$ 12,573	$ 14,132	$ 12,864	$ 15,721	$ 17,393	$ 21,940	$ 18,287	$ 21,101	$ 22,781	$ 24,000
C000007612 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		11,520	13,253	11,174	13,393	14,443	18,135	15,545	18,341	20,603	22,624
C000007611 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Accumulated Value	10,000		11,547	13,322	11,259	13,531	14,628	18,414	15,822	18,719	21,081	23,204
C000007614 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Shares
Accumulated Value	10,000		10,472	14,938	14,791	18,609	31,621	35,709	19,145	30,520	38,376	49,184
C000007615 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,438	14,860	14,671	18,414	31,225	35,173	18,811	29,910	37,504	47,957
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500® Index (broad-based index)
Accumulated Value	10,000		11,303	13,691	13,012	17,033	20,085	25,800	21,212	26,615	32,990	38,601
NYSE Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE® Technology Index
Accumulated Value	10,000		11,362	15,996	14,927	20,699	36,102	42,611	25,221	43,076	53,345	74,058
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index (broad-based index)
Accumulated Value	10,000		11,194	13,637	13,039	17,141	20,295	26,120	21,392	27,012	33,771	39,802
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600® Index
Accumulated Value	10,000		12,656	14,330	13,115	16,103	17,921	22,727	19,068	22,129	24,054	25,500
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Accumulated Value	$ 10,000		$ 12,074	$ 14,035	$ 12,480	$ 15,749	$ 17,901	$ 22,333	$ 19,416	$ 22,608	$ 25,758	$ 27,688